Cover	May 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 01, 2021
Entity Incorporation, State or Country Code	NY
Entity Registrant Name	Avangrid, Inc.
Entity File Number	001-37660
Entity Tax Identification Number	14-1798693
Entity Address, Address Line One	180 Marsh Hill Road
Entity Address, City or Town	Orange,
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06477
City Area Code	207
Local Phone Number	629-1190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	AGR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001634997
Amendment Flag	false